Contingent Consideration for Business Combination (Details) $ in Thousands				12 Months Ended
	Jul. 31, 2024 EUR (€)	Mar. 31, 2022 EUR (€)	Jan. 26, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Contingent Consideration for Business Combination [Line Items]
Business Combination, Contingent Consideration, Asset | €							€ 2,500,000,000	€ 2,500,000,000
Fair value of the contingent consideration (in Dollars) | $				$ 1,323
Earn-out liability	€ 4,250	€ 4,250		$ 3,000	€ 2,750,000	$ 1,700	€ 1,500,000
Earn-out [Member]
Contingent Consideration for Business Combination [Line Items]
Total consideration | €					€ 5,000
Vision Lite SAS [Member]
Contingent Consideration for Business Combination [Line Items]
Business combination acquired percentage			100.00%
Total consideration | $			$ 37,901